SHARE-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Outstanding	297,120
Forfeited	(94,810)
Outstanding at December 31, 2014	202,310	297,120
Weighted average exercise price
Outstanding	$ 1.087
Forfeited	1.283
Outstanding at December 31, 2014	$ 0.995	$ 1.087
Weighted average remaining contractual term
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	1 year 3 months 29 days	2 years 7 months 24 days
Forfeited	1 year 3 months 29 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	1 year 3 months 29 days	2 years 7 months 24 days
Aggregate intrinsic value
Outstanding at December 31, 2014